Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 147	$ 148	$ 23,188
Restricted cash	1,161	1,139	202
Accounts receivable, net			2,339
Advance to suppliers	1	143	471
Inventories, net	982	2,423	7,770
Prepaid expenses and other current assets, net	28,628	28,699	33,702
Total current assets	30,919	32,552	82,870
Non-current assets:
Property and equipment, net	1,959	2,502	3,197
Intangible assets, net	17	28	35
Operating lease right-of-use asset	2,046	6,383	9,230
PIPE escrow account			55,000
Long-term investments			15,918
Total non-current assets	4,022	8,913	83,380
TOTAL ASSETS	34,941	41,465	166,250
Current liabilities:
Accounts payable	25,348	25,308	25,114
Advance from customers	85	85	384
Loans from a third party	14,582	13,417	12,019
Warrant liabilities	97	52	288
Accrued expenses and other current liabilities	56,178	56,821	33,115
Lease liabilities, current	1,084	2,250	3,014
Total current liabilities	102,863	103,228	98,241
Non-current liabilities:
Lease liabilities, non-current	1,293	4,804	7,075
Total non-current liabilities	1,293	4,804	7,075
TOTAL LIABILITIES	104,156	108,032	105,316
Shareholders’ equity
Additional paid-in capital	678,528	678,528	633,528
Accumulated deficit	(739,285)	(737,049)	(564,514)
Accumulated other comprehensive loss	(4,347)	(4,105)	(4,294)
Shareholders’ equity	(65,074)	(62,596)	64,750
Non-controlling interests	(4,141)	(3,971)	(3,816)
Total Shareholders’ equity	(69,215)	(66,567)	60,934
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	34,941	41,465	166,250
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares value	4	4	4
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares value	26	26	26
Related Party
Current assets:
Amounts due from related parties, net			15,198
Current liabilities:
Amounts due to related parties	$ 5,489	$ 5,295	$ 24,307